10. INTANGIBLE ASSETS: Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Intangible Assets

	HealthTab	Corozon	Emerald	Total
	$	$	$	$
Cost
Balance, December 31, 2017	1,140,283	-	-	1,140,283
Acquired assets	-	231,818	510,878	742,696
Write down	(1,140,282)	(231,817)	-	(1,372,099)
Balance, December 31, 2018	1	1	510,878	510,880
Write down	-	-	(510,877)	(510,877)
Balance, December 31, 2019	1	1	1	3

Accumulated Amortization
Balance, December 31, 2017	4,166	-	-	4,166
Amortization	380,093	41,667	85,147	506,907
Write down	(384,259)	(41,667)	-	(425,926)
Balance, December 31, 2018	-	-	85,147	85,147
Amortization	-	-	112,216	112,216
Write down	-	-	(197,363)	(197,363)
Balance, December 31, 2019	-	-	-	-

Carrying value
As at December 31, 2018	1	1	425,731	425,733
As at December 31, 2019	1	1	1	3